Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Convertible Preferred Stock	Upon the Closing, the outstanding shares of preferred stock were converted into common stock of Legacy Apexigen, and then into common stock of Apexigen at a ratio of 1:0.102448, the exchange rate established in the
BCA.

	July 29, 2022 (Closing Date)
Convertible Preferred Stock	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series A-1 (pre-combination)	39,196,116	0.102448	4,015,564
Series A-2 (pre-combination)	12,625,343	0.102448	1,293,442
Series B (pre-combination)	14,218,546	0.102448	1,456,662
Series C (pre-combination)	79,090,623	0.102448	8,102,706

Total	145,130,628		14,868,374

Summary of Common stock
At December 31, 2022, we had reserved the following shares of common stock for the following purposes:

Equity awards issued and outstanding	4,839,554
Equity awards available for future grants	1,065,423
Shares available for Employee Stock Purchase Plan	257,341
Common stock warrants	3,728,821

Total common stock reserved for issuance	9,891,139